Pay vs Performance Disclosure - USD ($)	4 Months Ended	8 Months Ended	12 Months Ended
	May 04, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total ($)		Compensation Actually Paid ($)		Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (MM)	Net Sales (MM)
	PEO (Eugene Scherbakov)	PEO (Valentin Gapontsev)	PEO (Eugene Scherbakov)	PEO (Valentin Gapontsev)			Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	6,635,520	—	1,572,034	—	2,093,139	540,100	65	125	111	1,430
2021	7,284,851	3,254,034	1,632,208	3,254,034	2,641,365	1,860,659	118	160	278	1,461
2020	—	1,943,900	—	1,943,900	2,538,192	4,578,076	154	124	160	1,201

Company Selected Measure Name			Net Sales
Named Executive Officers, Footnote [Text Block]			Reflects compensation amounts reported in the “Total” column of the “Summary Compensation Table” for Dr. Eugene Scherbakov and Dr. Valentin Gapontsev, for the respective years shown. Dr. Gapontsev was CEO until May 4, 2021, when Dr. Scherbakov succeeded him as CEO.The dollar amounts reported under Average Summary Compensation Total for non-PEO NEOs represent the average of the amounts reported for the company’s NEOs as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Timothy Mammen, Angelo Lopresti, Alexander Ovtchinnikov and Felix Stukalin; and (ii) for 2020, Timothy Mammen, Angelo Lopresti, Alexander Ovtchinnikov, Eugene Scherbakov.
Peer Group Issuers, Footnote [Text Block]			For the relevant fiscal year, represents the cumulative TSR of the S&P 1500 Composite 1500 / Electronic Equipment Instruments & Components Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported for Dr. Scherbakov and Dr. Gapontsev under “Compensation Actually Paid” represent the amount of “compensation actually paid” to Dr. Scherbakov and Dr. Gapontsev, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Scherbakov and Dr. Gapontsev during the applicable year. Dr. Gapontsev’s “compensation actually paid” is the same as the total from the Summary Compensation Table because Dr. Gapontsev did not receive long-term incentive compensation because of his significant level of common stock ownership, which the independent directors believed provided him with sufficient incentives to act in the best long-term interest of our stockholders during the time he was an executive of the Company. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Dr. Scherbakov’s total compensation for each year to determine the compensation actually paid:

	2022	2021
	Dr. Scherbakov	Dr. Scherbakov
Total Compensation as reported in Summary Compensation Table ($)	6,635,520	7,284,851
Less: Fair value of equity awards granted during fiscal year ($)	(4,999,721)	(4,406,457)
Plus: Fair value of equity awards granted in current year—value at end of year-end ($)	3,173,456	2,506,998
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year ($)	(556,517)	35,664
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year ($)	(2,680,704)	(3,788,848)
Compensation Actually Paid ($)	1,572,034	1,632,208
Equity Valuations: Stock option fair values are calculated based on the Black-Scholes option pricing model. Adjustments have been made to generate fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of
			the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.
Non-PEO NEO Average Total Compensation Amount			$ 2,093,139	$ 2,641,365	$ 2,538,192
Non-PEO NEO Average Compensation Actually Paid Amount			$ 540,100	1,860,659	4,578,076
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported under Average Summary Compensation Total for non-PEO NEOs represent the average of the amounts reported for the company’s NEOs as a group (excluding any individual serving as our CEO for such year) in the “Total” column of the Summary Compensation Table in each applicable year. The names of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022 and 2021, Timothy Mammen, Angelo Lopresti, Alexander Ovtchinnikov and Felix Stukalin; and (ii) for 2020, Timothy Mammen, Angelo Lopresti, Alexander Ovtchinnikov, Eugene Scherbakov.
Column (e). The dollar amounts reported under Average Compensation Actually Paid for non-PEO NEOs represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEOs’ total compensation for each year to determine the compensation actually paid:

	Non-PEO NEOs
	2022 Average	2021 Average	2020 Average
Total Compensation as reported in Summary Compensation Table ($)	2,093,139	2,641,365	2,538,192
Less: Fair value of equity awards granted during fiscal year ($)	(1,353,906)	(1,331,057)	(1,616,786)
Plus: Fair value of equity awards granted in current year—value at end of year-end ($)	859,360	2,307,876	2,603,610
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year ($)	(219,681)	20,647	(404,187)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year ($)	(838,812)	(1,778,173)	1,457,248
Compensation Actually Paid ($)	540,100	1,860,659	4,578,076
Equity Valuations for purposes of this table were calculated in the same manner as described in column (c) above.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]			Net Sales (annual incentive) •Adjusted EBIT (annual incentive) •Organic Revenue Growth (long-term incentive, PSUs) •Operating Margin (long-term incentive, PSUs)
Total Shareholder Return Amount			$ 65	118	154
Peer Group Total Shareholder Return Amount			125	160	124
Net Income (Loss)			$ 111,000,000	$ 278,000,000	$ 160,000,000
Company Selected Measure Amount			1,430,000,000	1,461,000,000	1,201,000,000
PEO Name	Dr. Valentin Gapontsev	Dr. Eugene Scherbakov	Dr. Eugene Scherbakov		Dr. Valentin Gapontsev
Additional 402(v) Disclosure [Text Block]			For the relevant fiscal year, represents the cumulative total stockholder return (TSR) of the Company for the measurement periods ending on December 31 of each of 2022, 2021 and 2020, respectively.Reflects “Net Income” in the company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020. As disclosed in the Annual Report, 2022 figures include significant inventory related charges, impairment of long-lived assets in Russia and restructuring charges in Russia.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Net Sales (annual incentive)
Non-GAAP Measure Description [Text Block]			Company-selected Measure is Net Sales in the company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Adjusted EBIT (annual incentive)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Organic Revenue Growth (long-term incentive, PSUs)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Operating Margin (long-term incentive, PSUs)
Scherbakov [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 6,635,520	$ 7,284,851
PEO Actually Paid Compensation Amount			1,572,034	1,632,208
Gapontsev [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				3,254,034	$ 1,943,900
PEO Actually Paid Compensation Amount				3,254,034	1,943,900
PEO [Member] | Scherbakov [Member] | Fair Value of Equity Awards granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(4,999,721)	(4,406,457)
PEO [Member] | Scherbakov [Member] | Fair Value Of Equity Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,173,456	2,506,998
PEO [Member] | Scherbakov [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(556,517)	35,664
PEO [Member] | Scherbakov [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,680,704)	(3,788,848)
Non-PEO NEO [Member] | Fair Value of Equity Awards granted During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,353,906)	(1,331,057)	(1,616,786)
Non-PEO NEO [Member] | Fair Value Of Equity Awards Granted In Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			859,360	2,307,876	2,603,610
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(219,681)	20,647	(404,187)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (838,812)	$ (1,778,173)	$ 1,457,248